Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Balances with Related Parties
	December 31,
	2016	2015
	($ in thousands)
Current liabilities:
Other accounts payable	$77	$132

Schedules of Transactions with Related Parties
	Year ended December 31,
	2016	2015
	($ in thousands)

Compensation expenses (including share based compensation)	$1,499	$1,892